Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 52.3%
	Basic Materials: 1.6%
613,000 (1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$625,324	0.3
34,000	ArcelorMittal SA, 3.600%, 07/16/2024	34,908	0.0
250,000	Ashland LLC, 4.750%, 08/15/2022	261,875	0.1
300,000	CF Industries, Inc., 3.450%, 06/01/2023	309,471	0.1
235,000	Dow Chemical Co/The, 3.150%, 05/15/2024	243,671	0.1
231,000	Eastman Chemical Co., 3.500%, 12/01/2021	236,952	0.1
300,000	Freeport-McMoRan, Inc., 3.875%, 03/15/2023	306,095	0.1
231,000 (1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	237,431	0.1
300,000 (1)	Novelis Corp., 6.250%, 08/15/2024	315,372	0.2
300,000	Nutrien Ltd., 3.150%, 10/01/2022	306,474	0.1
300,000 (1)	OCI NV, 6.625%, 04/15/2023	313,800	0.2
300,000 (1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	313,329	0.2
		3,504,702	1 .6

	Communications: 4.6%
230,000	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	233,178	0.1
405,000	Amazon.com, Inc., 1.900%, 08/21/2020	405,408	0.2
250,000	AMC Networks, Inc., 5.000%, 04/01/2024	255,625	0.1
815,000	AT&T, Inc., 2.800%, 02/17/2021	822,379	0.4
590,000	AT&T, Inc., 3.600%, 02/17/2023	615,826	0.3
210,000	AT&T, Inc., 4.050%, 12/15/2023	225,077	0.1
200,000	Cablevision Systems Corp., 5.875%, 09/15/2022	215,856	0.1
150,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	151,954	0.1
283,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	284,826	0.1
342,000	Cisco Systems, Inc., 2.450%, 06/15/2020	343,041	0.2
245,000	Comcast Corp., 1.625%, 01/15/2022	244,418	0.1
500,000	Comcast Corp., 3.450%, 10/01/2021	514,681	0.2
68,000 (1)	CommScope, Inc., 5.000%, 06/15/2021	68,231	0.0
200,000 (1)	CSC Holdings LLC, 5.375%, 07/15/2023	205,417	0.1
300,000	DISH DBS Corp., 5.125%, 05/01/2020	302,232	0.1
260,000	eBay, Inc., 2.150%, 06/05/2020	260,199	0.1
188,000 (1)	Fox Corp., 4.030%, 01/25/2024	200,424	0.1
250,000	Hughes Satellite Systems Corp., 7.625%, 06/15/2021	267,567	0.1
40,000	Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	40,432	0.0
248,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	254,904	0.1
300,000	Level 3 Financing, Inc., 5.375%, 01/15/2024	305,749	0.2
250,000 (1)	Plantronics, Inc., 5.500%, 05/31/2023	244,998	0.1
250,000 (1)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	255,936	0.1
347,000 (1)	Sky Ltd., 3.125%, 11/26/2022	356,673	0.2
300,000	Sprint Communications, Inc., 6.000%, 11/15/2022	315,159	0.2
250,000	T-Mobile USA, Inc., 4.000%, 04/15/2022	256,561	0.1
234,000	TWDC Enterprises 18 Corp., 1.950%, 03/04/2020	234,005	0.1
802,000	Verizon Communications, Inc., 3.125%, 03/16/2022	823,069	0.4
204,000	ViacomCBS, Inc., 2.500%, 02/15/2023	206,224	0.1
318,000	ViacomCBS, Inc., 4.250%, 09/01/2023	338,658	0.2
466,000	Walt Disney Co/The, 3.000%, 09/15/2022	479,855	0.2
220,000	Walt Disney Co/The, 4.000%, 10/01/2023	235,849	0.1
		9,964,411	4 .6

	Consumer, Cyclical: 4.6%
250,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.250%, 05/15/2024	256,771	0.1
226,273	American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	234,663	0.1
265,000	American Honda Finance Corp., 2.050%, 01/10/2023	266,115	0.1
250,000	Aramark Services, Inc., 5.125%, 01/15/2024	257,071	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
250,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	$258,646	0.1
203,000	AutoZone, Inc., 4.000%, 11/15/2020	205,338	0.1
313,000 (1)	BMW US Capital LLC, 3.400%, 08/13/2021	320,134	0.2
52,783	Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	53,780	0.0
200,000 (1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	199,997	0.1
514,000 (1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	526,620	0.2
160,000	Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	165,964	0.1
250,000	Delta Air Lines, Inc., 2.875%, 03/13/2020	250,051	0.1
376,000	Delta Air Lines, Inc., 3.800%, 04/19/2023	390,208	0.2
300,000	Fiat Chrysler Automobiles NV, 4.500%, 04/15/2020	302,389	0.1
796,000	Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	799,236	0.4
300,000	KB Home, 7.625%, 05/15/2023	336,874	0.2
300,000	Lennar Corp., 4.500%, 04/30/2024	317,500	0.2
200,000	L Brands, Inc., 6.625%, 04/01/2021	210,080	0.1
250,000 (1)	Lions Gate Capital Holdings LLC, 6.375%, 02/01/2024	261,877	0.1
200,000	M/I Homes, Inc., 6.750%, 01/15/2021	200,830	0.1
300,000	MGM Resorts International, 6.000%, 03/15/2023	329,875	0.2
306,000 (1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	305,423	0.1
169,000	Ralph Lauren Corp., 2.625%, 08/18/2020	169,659	0.1
250,000 (1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	259,584	0.1
250,000 (1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	270,729	0.1
250,000	Tempur Sealy International, Inc., 5.625%, 10/15/2023	257,916	0.1
200,000 (1)	Toyota Industries Corp., 3.110%, 03/12/2022	203,649	0.1
110,000	Toyota Motor Credit Corp., 2.950%, 04/13/2021	111,663	0.1
354,000	Toyota Motor Credit Corp., 3.050%, 01/08/2021	358,303	0.2
36,779	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	38,225	0.0
236,238	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	243,768	0.1
266,977	US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	280,557	0.1
31,597	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	32,914	0.0
634,000	Walmart, Inc., 2.350%, 12/15/2022	645,111	0.3
249,000	Walmart, Inc., 2.850%, 06/23/2020	250,284	0.1
252,000	Walmart, Inc., 3.125%, 06/23/2021	257,393	0.1
250,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	262,450	0.1
		10,091,647	4 .6

	Consumer, Non-cyclical: 7.3%
490,000 (1)	AbbVie, Inc., 2.150%, 11/19/2021	491,126	0.2
245,000 (1)	AbbVie, Inc., 2.300%, 11/21/2022	246,333	0.1
220,000	AbbVie, Inc., 2.500%, 05/14/2020	220,342	0.1
85,000	AbbVie, Inc., 2.900%, 11/06/2022	86,757	0.0
198,000	AbbVie, Inc., 3.375%, 11/14/2021	203,145	0.1
250,000	Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	259,791	0.1
300,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	314,745	0.2
117,000	Altria Group, Inc., 3.490%, 02/14/2022	120,389	0.1
505,000	AmerisourceBergen Corp., 3.500%, 11/15/2021	517,110	0.2
195,000	Anthem, Inc., 2.375%, 01/15/2025	195,316	0.1
275,000	Anthem, Inc., 2.500%, 11/21/2020	276,267	0.1
260,000	Archer-Daniels-Midland Co., 3.375%, 03/15/2022	268,204	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
318,000	AstraZeneca PLC, 2.375%, 11/16/2020	$319,056	0.2
375,000	BAT Capital Corp., 3.222%, 08/15/2024	383,495	0.2
550,000	Becton Dickinson and Co., 2.404%, 06/05/2020	550,627	0.3
305,000 (1)	Bristol-Myers Squibb Co., 2.250%, 08/15/2021	306,882	0.1
231,000 (1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	234,815	0.1
45,000	Cardinal Health, Inc., 4.625%, 12/15/2020	46,096	0.0
300,000	Centene Corp., 4.750%, 05/15/2022	306,534	0.1
413,000	Cigna Corp., 3.200%, 09/17/2020	416,277	0.2
246,000	Constellation Brands, Inc., 2.250%, 11/06/2020	246,519	0.1
446,000	CVS Health Corp., 3.350%, 03/09/2021	453,417	0.2
200,000	CVS Health Corp., 3.700%, 03/09/2023	208,327	0.1
490,000	DH Europe Finance II Sarl, 2.050%, 11/15/2022	490,602	0.2
220,000	Express Scripts Holding Co., 3.900%, 02/15/2022	227,367	0.1
235,000	Express Scripts Holding Co., 4.750%, 11/15/2021	246,343	0.1
712,000	General Mills, Inc., 3.150%, 12/15/2021	727,963	0.3
373,000	Gilead Sciences, Inc., 1.950%, 03/01/2022	373,503	0.2
127,000	Gilead Sciences, Inc., 2.500%, 09/01/2023	128,922	0.1
146,000	GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	149,163	0.1
250,000	HCA Healthcare, Inc., 6.250%, 02/15/2021	261,188	0.1
100,000 (1),(2)	Hertz Corp., 5.500%, 10/15/2024	102,709	0.1
210,000 (1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	210,612	0.1
200,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	206,050	0.1
304,000	Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	310,530	0.2
586,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	618,021	0.3
38,000	Kraft Heinz Foods Co., 2.800%, 07/02/2020	38,064	0.0
240,000	Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	249,203	0.1
231,000	McKesson Corp., 3.650%, 11/30/2020	234,264	0.1
300,000 (1)	Mondelez International Holdings Netherlands BV, 2.125%, 09/19/2022	300,102	0.1
101,000	Mylan, Inc., 4.200%, 11/29/2023	106,941	0.1
310,000	Novartis Capital Corp., 2.400%, 09/21/2022	314,936	0.2
235,000	PayPal Holdings, Inc., 2.200%, 09/26/2022	236,367	0.1
231,000	Pfizer, Inc., 2.800%, 03/11/2022	235,845	0.1
245,000	Philip Morris International, Inc., 1.875%, 02/25/2021	245,039	0.1
200,000 (1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	204,019	0.1
824,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	828,683	0.4
160,000	Stryker Corp., 2.625%, 03/15/2021	161,368	0.1
252,000 (1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	253,430	0.1
200,000	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	206,861	0.1
250,000 (1)	TreeHouse Foods, Inc., 6.000%, 02/15/2024	259,584	0.1
291,000	Unilever Capital Corp., 3.000%, 03/07/2022	298,030	0.1
602,000	UnitedHealth Group, Inc., 3.350%, 07/15/2022	623,452	0.3
297,000	Zoetis, Inc., 3.250%, 08/20/2021	302,503	0.1
		15,823,234	7.3

	Energy: 4.5%
345,000	Apache Corp., 3.250%, 04/15/2022	351,508	0.2
54,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	56,257	0.0
648,000	BP Capital Markets America, Inc., 4.742%, 03/11/2021	669,667	0.3
180,000	BP Capital Markets PLC, 2.315%, 02/13/2020	180,044	0.1
349,000	BP Capital Markets PLC, 2.521%, 01/15/2020	349,044	0.2
318,000	Canadian Natural Resources Ltd., 2.950%, 01/15/2023	324,411	0.2
489,000	Chevron Corp., 2.419%, 11/17/2020	491,244	0.2
217,000	Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	217,752	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
199,000	Continental Resources, Inc./OK, 5.000%, 09/15/2022	$200,451	0.1
250,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	255,521	0.1
663,000	Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	703,611	0.3
254,000	Enterprise Products Operating LLC, 2.800%, 02/15/2021	256,591	0.1
491,000	Enterprise Products Operating LLC, 2.850%, 04/15/2021	496,406	0.2
130,000	Enterprise Products Operating LLC, 5.200%, 09/01/2020	132,714	0.1
437,000	Husky Energy, Inc., 3.950%, 04/15/2022	452,004	0.2
434,000	Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	452,392	0.2
290,000	Marathon Petroleum Corp., 5.125%, 04/01/2024	297,764	0.1
125,000 (1)	MPLX L.P., 3.500%, 12/01/2022	128,710	0.1
498,000 (1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	517,316	0.2
410,000	Occidental Petroleum Corp., 2.700%, 08/15/2022	414,320	0.2
361,000	ONEOK Partners L.P., 3.375%, 10/01/2022	371,471	0.2
250,000	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	258,122	0.1
434,000	Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	446,123	0.2
170,000 (1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	170,281	0.1
936,000	Shell International Finance BV, 1.750%, 09/12/2021	935,351	0.4
294,000	Shell International Finance BV, 2.125%, 05/11/2020	294,192	0.1
355,000	Total Capital International SA, 2.218%, 07/12/2021	357,065	0.2
		9,780,332	4.5

	Financial: 18.8%
210,000 (1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	210,388	0.1
400,000 (1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	409,097	0.2
300,000	Ally Financial, Inc., 3.875%, 05/21/2024	314,875	0.2
506,000	American Express Co., 3.375%, 05/17/2021	515,687	0.2
209,000	American Express Co., 3.700%, 11/05/2021	215,373	0.1
145,000	American Express Co., 3.700%, 08/03/2023	152,438	0.1
283,000	American International Group, Inc., 3.300%, 03/01/2021	287,132	0.1
50,000	American International Group, Inc., 6.400%, 12/15/2020	52,074	0.0
176,000	American Tower Corp., 3.500%, 01/31/2023	182,470	0.1
200,000 (1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	200,306	0.1
377,000	Aon Corp., 5.000%, 09/30/2020	385,121	0.2
255,000	Assurant, Inc., 4.200%, 09/27/2023	266,197	0.1
285,000 (1)	Athene Global Funding, 2.750%, 04/20/2020	285,609	0.1
265,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 11/21/2022	265,904	0.1
400,000	Banco Santander SA, 3.500%, 04/11/2022	410,880	0.2
1,038,000 (3)	Bank of America Corp., 2.369%, 07/21/2021	1,040,353	0.5
682,000 (3)	Bank of America Corp., 3.004%, 12/20/2023	698,771	0.3
365,000	Bank of America Corp., 3.300%, 01/11/2023	377,493	0.2
110,000	Bank of Montreal, 3.100%, 04/13/2021	111,800	0.1
103,000	Bank of Montreal, 3.300%, 02/05/2024	107,348	0.1
275,000	Bank of New York Mellon Corp./The, 1.950%, 08/23/2022	275,571	0.1
75,000	Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	77,025	0.0
395,000	Bank of New York Mellon Corp., 2.600%, 08/17/2020	396,630	0.2
406,000	Bank of Nova Scotia/The, 2.450%, 03/22/2021	409,304	0.2
140,000	Bank of Nova Scotia/The, 3.125%, 04/20/2021	142,222	0.1
260,000 (1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	260,326	0.1
200,000 (1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	200,197	0.1
500,000	BBVA USA, 3.500%, 06/11/2021	508,680	0.2
800,000 (1)	BPCE SA, 2.750%, 01/11/2023	813,046	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
170,000 (3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	$171,875	0.1
491,000	Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	495,573	0.2
490,000	Capital One Financial Corp., 3.200%, 01/30/2023	503,805	0.2
395,000	Capital One NA, 2.650%, 08/08/2022	400,883	0.2
260,000	Charles Schwab Corp./The, 2.650%, 01/25/2023	265,092	0.1
300,000	CIT Group, Inc., 5.000%, 08/15/2022	318,748	0.2
490,000 (3)	Citigroup, Inc., 2.312%, 11/04/2022	491,554	0.2
878,000	Citigroup, Inc., 2.900%, 12/08/2021	892,490	0.4
250,000	Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	261,435	0.1
207,000 (1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	207,122	0.1
500,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	522,815	0.2
250,000	Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	251,509	0.1
729,000	Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	735,616	0.3
220,000 (1)	Danske Bank A/S, 2.000%, 09/08/2021	219,082	0.1
200,000 (1)	Danske Bank A/S, 2.800%, 03/10/2021	201,435	0.1
305,000 (1),(3)	Danske Bank A/S, 3.001%, 09/20/2022	307,429	0.1
260,000 (1)	DNB Bank ASA, 2.150%, 12/02/2022	261,164	0.1
242,000	Enstar Group Ltd., 4.500%, 03/10/2022	250,903	0.1
510,000 (1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	511,256	0.2
223,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	223,215	0.1
247,000	Goldman Sachs Group, Inc./The, 2.350%, 11/15/2021	247,960	0.1
672,000	HSBC Holdings PLC, 3.400%, 03/08/2021	682,673	0.3
200,000	HSBC Holdings PLC, 5.100%, 04/05/2021	207,428	0.1
200,000	HSBC USA, Inc., 5.000%, 09/27/2020	204,209	0.1
250,000	Huntington National Bank/The, 3.250%, 05/14/2021	254,242	0.1
300,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.750%, 09/15/2024	308,625	0.1
503,000	ING Groep NV, 3.150%, 03/29/2022	514,366	0.2
290,000	Intercontinental Exchange, Inc., 3.450%, 09/21/2023	303,497	0.1
293,000	JPMorgan Chase & Co., 2.550%, 03/01/2021	295,275	0.1
698,000	JPMorgan Chase & Co., 3.200%, 01/25/2023	720,442	0.3
315,000	JPMorgan Chase & Co., 4.500%, 01/24/2022	330,746	0.2
1,085,000 (3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,085,577	0.5
512,000	Kreditanstalt fuer Wiederaufbau, 4.000%, 01/27/2020	512,712	0.2
200,000	Lloyds Bank PLC, 2.700%, 08/17/2020	200,899	0.1
281,000 (1)	Lloyds Bank PLC, 6.500%, 09/14/2020	288,758	0.1
145,000	M&T Bank Corp., 3.550%, 07/26/2023	152,239	0.1
188,000	Marsh & McLennan Cos, Inc., 3.500%, 12/29/2020	190,791	0.1
290,000	Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	308,493	0.1
408,000 (1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	419,442	0.2
200,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	218,417	0.1
577,000	Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	578,708	0.3
200,000	Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	202,709	0.1
641,000 (1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	646,411	0.3
612,000	Morgan Stanley, 2.750%, 05/19/2022	623,213	0.3
556,000	Morgan Stanley, 5.500%, 07/28/2021	585,829	0.3
250,000	MUFG Union Bank NA, 3.150%, 04/01/2022	255,822	0.1
614,000	National Australia Bank Ltd./New York, 2.500%, 05/22/2022	621,183	0.3
200,000 (1)	Nationwide Building Society, 2.350%, 01/21/2020	200,024	0.1
217,000 (1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	225,412	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
250,000	Navient Corp., 5.000%, 10/26/2020	$253,962	0.1
130,000 (1)	New York Life Global Funding, 2.950%, 01/28/2021	131,819	0.1
200,000 (1)	Nordea Bank ABP, 2.250%, 05/27/2021	200,896	0.1
280,000 (1)	Nordea Bank ABP, 4.875%, 01/27/2020	280,573	0.1
200,000 (1)	Nordea Bank ABP, 4.875%, 05/13/2021	207,382	0.1
310,000	PNC Bank NA, 2.600%, 07/21/2020	311,048	0.2
250,000	PNC Bank NA, 2.700%, 11/01/2022	254,765	0.1
535,000	PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	563,362	0.3
346,000 (1)	Protective Life Global Funding, 2.161%, 09/25/2020	346,547	0.2
175,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	177,144	0.1
425,000	Reinsurance Group of America, Inc., 5.000%, 06/01/2021	441,455	0.2
456,000	Royal Bank of Canada, 2.125%, 03/02/2020	456,191	0.2
210,000	Royal Bank of Canada, 2.703%, (US0003M + 0.660%), 10/05/2023	211,714	0.1
194,000	Royal Bank of Canada, 3.700%, 10/05/2023	205,075	0.1
399,000	Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	418,125	0.2
174,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	180,871	0.1
415,000	Skandinaviska Enskilda Banken AB, 1.875%, 09/13/2021	413,880	0.2
250,000	Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	250,136	0.1
300,000	Springleaf Finance Corp., 6.125%, 05/15/2022	322,875	0.2
560,000 (1)	Standard Chartered PLC, 2.250%, 04/17/2020	560,328	0.3
245,000 (3)	State Street Corp., 2.354%, 11/01/2025	246,010	0.1
270,000	Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	270,050	0.1
570,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	576,655	0.3
607,000	Svenska Handelsbanken AB, 3.350%, 05/24/2021	618,994	0.3
200,000 (1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	203,337	0.1
115,000	Toronto-Dominion Bank/The, 3.150%, 09/17/2020	116,023	0.1
608,000	Toronto-Dominion Bank/The, 3.250%, 06/11/2021	620,965	0.3
286,000	Truist Bank, 2.150%, 12/06/2024	285,472	0.1
200,000 (3)	Truist Bank, 3.525%, 10/26/2021	202,437	0.1
200,000 (1)	UBS AG/London, 2.200%, 06/08/2020	200,270	0.1
250,000	UBS AG/Stamford CT, 2.350%, 03/26/2020	250,293	0.1
413,000 (1)	UBS Group AG, 2.650%, 02/01/2022	417,208	0.2
250,000	US Bank NA/Cincinnati OH, 3.400%, 07/24/2023	261,158	0.1
145,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	145,099	0.1
91,000	Wells Fargo & Co., 4.125%, 08/15/2023	96,655	0.1
250,000 (3)	Wells Fargo Bank NA, 3.325%, 07/23/2021	251,982	0.1
897,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	923,375	0.4
242,000	Westpac Banking Corp., 2.100%, 05/13/2021	242,723	0.1
290,000 (2)	Westpac Banking Corp., 2.300%, 05/26/2020	290,407	0.1
		40,858,681	18.8

	Industrial: 4.0%
340,000	3M Co., 2.000%, 02/14/2025	338,078	0.2
300,000	AECOM, 5.875%, 10/15/2024	332,632	0.2
324,000	Amphenol Corp., 2.200%, 04/01/2020	324,056	0.2
250,000	Arconic, Inc., 5.400%, 04/15/2021	257,821	0.1
300,000	Ball Corp., 4.000%, 11/15/2023	315,747	0.1
250,000	Berry Global, Inc., 5.125%, 07/15/2023	257,185	0.1
300,000 (1)	BMC East LLC, 5.500%, 10/01/2024	312,875	0.1
215,000	Caterpillar Financial Services Corp., 2.650%, 05/17/2021	217,480	0.1
265,000	Caterpillar Financial Services Corp., 2.850%, 05/17/2024	273,980	0.1
608,000	Caterpillar Financial Services Corp., 2.950%, 02/26/2022	621,793	0.3
110,000	Caterpillar Financial Services Corp., 3.150%, 09/07/2021	112,440	0.1
140,000	Caterpillar Financial Services Corp., 3.650%, 12/07/2023	148,568	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
250,000	Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 01/15/2023	$263,435	0.1
203,000	FedEx Corp., 3.400%, 01/14/2022	208,494	0.1
43,000	General Electric Co., 3.150%, 09/07/2022	43,953	0.0
200,000	Illinois Tool Works, Inc., 3.375%, 09/15/2021	204,936	0.1
231,000	John Deere Capital Corp., 2.950%, 04/01/2022	236,501	0.1
300,000 (1)	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/2022	311,931	0.1
203,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.650%, 07/29/2021	207,687	0.1
93,000	Rockwell Collins, Inc., 2.800%, 03/15/2022	94,627	0.0
200,000 (1)	Rolls-Royce PLC, 2.375%, 10/14/2020	200,779	0.1
305,000	Roper Technologies, Inc., 3.125%, 11/15/2022	312,619	0.1
280,000	Roper Technologies, Inc., 3.000%, 12/15/2020	282,420	0.1
101,000	Ryder System, Inc., 3.500%, 06/01/2021	103,072	0.1
300,000 (1)	Sealed Air Corp., 5.250%, 04/01/2023	320,375	0.2
484,000 (1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	509,264	0.2
164,000 (1)	Standard Industries, Inc./NJ, 5.500%, 02/15/2023	167,073	0.1
492,000	United Parcel Service, Inc., 2.050%, 04/01/2021	493,337	0.2
195,000	United Technologies Corp., 2.300%, 05/04/2022	196,528	0.1
601,000	United Technologies Corp., 3.350%, 08/16/2021	615,420	0.3
345,000	WestRock RKT LLC, 4.900%, 03/01/2022	363,447	0.2
		8,648,553	4.0

	Technology: 3.3%
323,000	Activision Blizzard, Inc., 2.300%, 09/15/2021	324,670	0.2
379,000	Activision Blizzard, Inc., 2.600%, 06/15/2022	383,519	0.2
600,000	Analog Devices, Inc., 2.950%, 01/12/2021	605,053	0.3
320,000	Apple, Inc., 1.800%, 05/11/2020	319,735	0.1
300,000	Apple, Inc., 1.900%, 02/07/2020	299,995	0.1
725,000	Apple, Inc., 2.000%, 11/13/2020	726,913	0.3
133,000	Applied Materials, Inc., 2.625%, 10/01/2020	133,737	0.1
240,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	240,013	0.1
225,000 (1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	231,554	0.1
62,000	Electronic Arts, Inc., 3.700%, 03/01/2021	63,162	0.0
290,000	Fiserv, Inc., 2.750%, 07/01/2024	295,204	0.1
144,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	145,646	0.1
188,000	HP, Inc., 4.300%, 06/01/2021	193,646	0.1
286,000	IBM Credit LLC, 2.650%, 02/05/2021	288,598	0.1
170,000	Intel Corp., 1.850%, 05/11/2020	170,004	0.1
998,000	Intel Corp., 2.450%, 07/29/2020	1,001,905	0.5
205,000	International Business Machines Corp., 2.850%, 05/13/2022	209,498	0.1
300,000	NCR Corp., 5.000%, 07/15/2022	303,562	0.1
668,000	NVIDIA Corp., 2.200%, 09/16/2021	671,364	0.3
494,000	salesforce.com, Inc., 3.250%, 04/11/2023	513,843	0.2
169,000	Texas Instruments, Inc., 2.750%, 03/12/2021	170,768	0.1
		7,292,389	3.3

	Utilities: 3.6%
116,000	Alabama Power Co., 3.375%, 10/01/2020	117,030	0.1
188,000	Ameren Illinois Co., 2.700%, 09/01/2022	191,330	0.1
152,000	Arizona Public Service Co., 3.350%, 06/15/2024	158,822	0.1
248,000	Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	249,340	0.1
449,000	Dominion Energy, Inc., 2.579%, 07/01/2020	449,973	0.2
300,000 (3)	Dominion Energy, Inc., 2.715%, 08/15/2021	302,322	0.1
315,000	DTE Energy Co., 2.600%, 06/15/2022	317,245	0.1
525,000	Duke Energy Corp., 1.800%, 09/01/2021	524,526	0.2
289,000	Duke Energy Corp., 2.400%, 08/15/2022	291,889	0.1
120,000	Duke Energy Progress LLC, 3.375%, 09/01/2023	125,383	0.1
230,000	Entergy Arkansas LLC, 3.050%, 06/01/2023	236,315	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
160,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	$170,117	0.1
165,000	Evergy, Inc., 4.850%, 06/01/2021	170,234	0.1
245,000	Eversource Energy, 2.500%, 03/15/2021	246,432	0.1
305,000	Eversource Energy, 2.900%, 10/01/2024	311,709	0.1
293,000	Exelon Generation Co. LLC, 2.950%, 01/15/2020	293,050	0.1
245,000	FirstEnergy Corp., 4.250%, 03/15/2023	258,298	0.1
220,000	Georgia Power Co., 2.000%, 03/30/2020	219,975	0.1
358,000	Georgia Power Co., 2.000%, 09/08/2020	357,897	0.2
387,000	National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	390,410	0.2
300,000	National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/2020	300,465	0.1
195,000	NextEra Energy Capital Holdings, Inc., 2.403%, 09/01/2021	196,434	0.1
140,000	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	145,164	0.1
220,000 (1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	223,646	0.1
225,000	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	227,759	0.1
105,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	109,765	0.1
204,000	PNM Resources, Inc., 3.250%, 03/09/2021	206,399	0.1
235,000	San Diego Gas & Electric Co., 3.000%, 08/15/2021	238,247	0.1
170,000	Sempra Energy, 2.400%, 02/01/2020	170,015	0.1
199,000	Southern California Edison Co., 2.400%, 02/01/2022	200,020	0.1
188,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	189,306	0.1
60,000	Wisconsin Power & Light Co., 2.250%, 11/15/2022	60,277	0.0
220,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	226,098	0.1
		7,875,892	3.6

	Total Corporate Bonds/Notes (Cost $112,613,977)	113,839,841	52.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.9%
416,671	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.242%, (US0001M + 4.450%), 01/25/2029	440,541	0.2
503,241	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.142%, (US0001M + 4.350%), 05/25/2029	531,096	0.2
600,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.792%, (US0001M + 3.000%), 10/25/2029	627,352	0.3
600,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.192%, (US0001M + 2.400%), 05/28/2030	611,667	0.3
648,543	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 3.992%, (US0001M + 2.200%), 08/25/2030	654,720	0.3
900,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.342%, (US0001M + 2.550%), 12/25/2030	916,790	0.4
300,000	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.892%, (US0001M + 2.100%), 03/25/2031	301,951	0.1
201,929	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	204,643	0.1
7,290	Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/2024	7,308	0.0
93,967	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	99,703	0.1
26,869	Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/2039	26,909	0.0
177,864	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	182,371	0.1
1,943,377	Fannie Mae REMICS 2010-123 FL, 2.222%, (US0001M + 0.430%), 11/25/2040	1,937,265	0.9
887,549	Fannie Mae REMICS 2011-51 FM, 2.442%, (US0001M + 0.650%), 06/25/2041	890,606	0.4
2,004,620	Fannie Mae REMICS 2011-96 FN, 2.292%, (US0001M + 0.500%), 10/25/2041	2,009,773	0.9
1,156,935	Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	1,183,621	0.5

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,984,258	Freddie Mac 3049 XF, 2.090%, (US0001M + 0.350%), 05/15/2033	$1,976,962	0.9
353,592	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	394,983	0.2
820,795	Freddie Mac REMICS 3255 FA, 2.020%, (US0001M + 0.280%), 12/15/2036	815,284	0.4
113,375	Freddie Mac REMICS 3747 FA, 2.240%, (US0001M + 0.500%), 10/15/2040	113,280	0.1
742,641	Freddie Mac REMICS 3878 FA, 2.090%, (US0001M + 0.350%), 04/15/2041	743,646	0.3
164,358	Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/2039	165,248	0.1
874,768	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	884,753	0.4
488,544 (3)	Ginnie Mae Series 2014-53 JM, 7.120%, 04/20/2039	553,578	0.3
956,185	Ginnie Mae Series 2017-H19 FA, 2.224%, (US0001M + 0.450%), 08/20/2067	954,637	0.4

	Total Collateralized Mortgage Obligations (Cost $17,193,482)	17,228,687	7.9

U.S. TREASURY OBLIGATIONS: 8.4%
	U.S. Treasury Notes: 8.4%
504,300	1.625%,12/31/2021	504,809	0.2
5,583,000	1.625%,12/15/2022	5,585,651	2.6
258,800	1.750%,12/31/2024	259,387	0.1
11,806,000	2.125%,01/31/2021	11,867,845	5.5

	Total U.S. Treasury Obligations (Cost $18,208,889)	18,217,692	8.4

SOVEREIGN BONDS: 1.0%
2,165,000	FMS Wertmanagement, 1.750%, 01/24/2020	2,164,936	1.0

	Total Sovereign Bonds (Cost $2,163,725)	2,164,936	1.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 13.7%
270,000 (1)	Austin Fairmont Hotel Trust 2019-FAIR C, 3.190%, (US0001M + 1.450%), 09/15/2032	270,497	0.1
72,418 (3)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	72,419	0.0
560,000 (1)	BFLD 2019-DPLO A, 2.830%, (US0001M + 1.090%), 10/15/2034	559,628	0.3
670,000 (1)	BHP Trust 2019-BXHP A, 2.715%, (US0001M + 0.975%), 08/15/2036	666,639	0.3
220,000 (1)	BHP Trust 2019-BXHP D, 3.511%, (US0001M + 1.771%), 08/15/2036	219,054	0.1
220,000 (1)	BHP Trust 2019-BXHP E, 4.307%, (US0001M + 2.568%), 08/15/2036	219,387	0.1
1,250,000 (1)	BX Commercial Mortgage Trust 2019-XL D, 3.190%, (US0001M + 1.450%), 10/15/2036	1,253,152	0.6
360,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB F, 4.290%, (US0001M + 2.550%), 11/15/2036	360,460	0.2
90,000 (3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.110%, 11/10/2046	96,234	0.1
270,000	Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	274,636	0.1
294,633	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	301,913	0.1
530,000 (1)	CLNY Trust 2019-IKPR A, 2.869%, (US0001M + 1.227%), 11/15/2038	525,347	0.2
178,111	COMM 2012-CCRE1 A3 Mortgage Trust, 3.391%, 05/15/2045	182,230	0.1
680,000 (1),(3)	COMM 2013-SFS A2 Mortgage Trust, 2.987%, 04/12/2035	693,496	0.3
1,100,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 2.970%, (US0001M + 1.230%), 05/15/2036	1,101,884	0.5
240,000 (1)	CSWF 2018-TOP C, 3.190%, (US0001M + 1.450%), 08/15/2035	240,101	0.1
1,120,000 (1),(3)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,143,385	0.5
793,000 (1),(3)	DBUBS 2011-LC1A E, 5.702%, 11/10/2046	809,808	0.4
530,000 (1),(3)	DBUBS 2011-LC2A D, 5.530%, 07/10/2044	544,932	0.3
1,000,000 (1),(3)	DBUBS 2017-BRBK E Mortgage Trust, 3.530%, 10/10/2034	995,728	0.5
59,572 (3)	Ginnie Mae 2011-53 B, 3.934%, 05/16/2051	60,729	0.0
255,735	Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	254,953	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
227,639	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	$226,901	0.1
61,184 (3)	Ginnie Mae 2015-21 AF, 2.077%, 07/16/2048	60,703	0.0
125,508	Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	125,164	0.1
193,268	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	190,577	0.1
78,220	Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	78,189	0.0
386,293	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	383,840	0.2
197,130	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	196,235	0.1
84,293	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	83,902	0.0
142,448	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	142,168	0.1
529,142	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	526,681	0.2
333,673	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	333,015	0.2
145,880	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	145,390	0.1
250,000 (1),(3)	GRACE 2014-GRCE F Mortgage Trust, 3.590%, 06/10/2028	250,928	0.1
800,000 (1)	Great Wolf Trust 2019-WOLF A, 2.756%, (US0001M + 1.034%), 12/15/2029	797,749	0.4
330,000 (1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	328,373	0.2
1,039,000 (1),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	1,048,109	0.5
1,070,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P C, 3.240%, (US0001M + 1.500%), 10/15/2036	1,071,487	0.5
870,000 (1),(3)	GS Mortgage Securities Trust 2011-GC3 D, 5.636%, 03/10/2044	898,985	0.4
290,000 (1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.651%, 01/10/2045	304,070	0.1
1,030,000 (1)	Hawaii Hotel Trust 2019-MAUI E, 3.899%, (US0001M + 2.350%), 05/15/2038	1,030,647	0.5
330,000 (1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	338,205	0.2
700,000 (1),(3)	Irvine Core Office Trust 2013-IRV A2, 3.173%, 05/15/2048	719,310	0.3
282,814 (1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	288,594	0.1
730,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.600%, 11/15/2043	739,195	0.3
1,040,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.418%, 08/15/2046	1,082,331	0.5
500,000 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	515,309	0.2
210,000 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.113%, 12/15/2047	217,142	0.1
900,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	890,717	0.4
300,000 (1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES D, 3.621%, 09/05/2032	300,782	0.1
1,539	JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	1,546	0.0
820,000 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.679%, 04/15/2047	869,223	0.4
242,077	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 ASB, 2.699%, 12/15/2048	243,357	0.1
158,658	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	160,167	0.1
330,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 C, 4.910%, 04/15/2047	351,351	0.2
167,481	Morgan Stanley Capital I 2011-C3 A4, 4.118%, 07/15/2049	170,461	0.1
600,000 (1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	615,015	0.3
290,000 (1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	293,692	0.1
910,000	Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	942,642	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
280,000 (1)	Morgan Stanley Capital I, Inc. 2019-BPR A, 3.140%, (US0001M + 1.400%), 05/15/2036	$279,793	0.1
390,000 (3)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.503%, 08/15/2039	392,303	0.2
340,000 (1),(3)	Wells Fargo Commercial Mortgage Trust 2010-C1 B, 5.276%, 11/15/2043	345,157	0.2
224,000	Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	227,654	0.1
465,000 (1),(3)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.581%, 04/15/2045	488,033	0.2
270,000 (3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	288,450	0.1

	Total Commercial Mortgage-Backed Securities (Cost $29,821,053)	29,830,154	13.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
	Federal Home Loan Mortgage Corporation: 0.3%(4)
45,799	5.500%,01/01/2037	49,759	0.1
40,179	5.500%,08/01/2038	43,287	0.0
9,899	5.500%,10/01/2038	10,663	0.0
9,786	5.500%,10/01/2038	10,529	0.0
235,059	5.500%,11/01/2038	264,283	0.1
183,039	5.500%,02/01/2039	197,152	0.1
		575,673	0.3

	Government National Mortgage Association: 0.5%
1,125,000 (5)	3.000%,01/20/2050	1,154,921	0.5

	Uniform Mortgage-Backed Securities: 0.1%
119,229	5.000%,03/01/2027	123,472	0.0
134,635	5.000%,07/01/2034	148,468	0.1
		271,940	0.1

	Total U.S. Government Agency Obligations (Cost $1,986,918)	2,002,534	0.9

ASSET-BACKED SECURITIES: 16.0%
	Automobile Asset-Backed Securities: 6.7%
200,000	Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	203,861	0.1
100,000	Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	102,247	0.0
700,000	Ally Auto Receivables Trust 2019-2 A2, 2.340%, 06/15/2022	701,306	0.3
350,000	Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	356,385	0.2
400,000	AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	399,199	0.2
500,000	Capital One Prime Auto Receivables Trust 2019-1 A4, 2.560%, 10/15/2024	506,891	0.2
250,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	250,707	0.1
450,000	CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	451,075	0.2
100,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	101,844	0.0
500,000	Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	501,808	0.2
550,000	Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	551,014	0.2
250,000	Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	253,467	0.1
400,000	Ford Credit Auto Owner Trust 2018-A A4, 3.160%, 10/15/2023	409,379	0.2
350,000	GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	350,988	0.2
500,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	501,589	0.2
150,000	GM Financial Automobile Leasing Trust 2018-3 A4, 3.300%, 07/20/2022	151,951	0.1
850,000	GM Financial Automobile Leasing Trust 2019-2 A4, 2.720%, 03/20/2023	858,803	0.4
300,000	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	297,241	0.1
300,000	GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	301,419	0.1
200,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	205,924	0.1
600,000	Honda Auto Receivables 2019-3 A3 Owner Trust, 1.780%, 08/15/2023	598,708	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
350,000 (1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	$349,503	0.2
200,000	Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	199,942	0.1
205,628	Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	206,027	0.1
150,000	Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	152,384	0.1
200,000	Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	204,822	0.1
350,000	Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	361,398	0.2
396,210 (1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	396,744	0.2
400,000	Santander Drive Auto Receivables Trust 2019-1 B, 3.210%, 09/15/2023	403,394	0.2
550,000	Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	555,229	0.3
150,000 (1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	150,185	0.1
91,077 (1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	91,683	0.0
300,000 (1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	301,073	0.1
300,000 (1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	301,333	0.1
900,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	894,442	0.4
180,385 (1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	182,761	0.1
450,000	Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	450,446	0.2
250,000	Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	250,206	0.1
800,000	Toyota Auto Receivables 2019-B A4 Owner Trust, 2.600%, 11/15/2024	813,880	0.4
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	349,124	0.2
		14,670,382	6.7

	Credit Card Asset-Backed Securities: 1.2%
700,000	BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	697,947	0.3
800,000	Capital One Multi-Asset Execution Trust 2019-A2 A2, 1.720%, 08/15/2024	797,633	0.4
450,000	Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	454,505	0.2
600,000 (1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	607,447	0.3
		2,557,532	1.2

	Other Asset-Backed Securities: 7.4%
600,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 3.238%, (US0003M + 1.330%), 01/20/2033	600,000	0.3
700,000 (1)	Apidos CLO XXXII 2019-32A A1, 3.228%, (US0003M + 1.320%), 01/20/2033	700,000	0.3
400,000 (1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 2.971%, (US0001M + 1.200%), 06/15/2034	399,874	0.2
400,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.231%, (US0003M + 1.230%), 01/15/2030	391,639	0.2
250,000 (1)	Babson CLO Ltd. 2017-1A A2, 3.353%, (US0003M + 1.350%), 07/18/2029	247,087	0.1
500,000 (1)	Barings Clo Ltd. 2019-4A A1, 3.233%, (US0003M + 1.330%), 01/15/2033	499,990	0.2
600,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 3.233%, (US0003M + 1.330%), 01/17/2033	599,999	0.3
250,000 (1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.166%, (US0003M + 1.200%), 01/20/2031	243,933	0.1
250,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.252%, (US0003M + 1.250%), 10/17/2030	250,001	0.1
250,000 (1)	CIFC Funding 2013-2A A1LR, 3.213%, (US0003M + 1.210%), 10/18/2030	250,000	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
250,000 (1)	CIFC Funding 2015-IA ARR Ltd., 3.063%, (US0003M + 1.110%), 01/22/2031	$247,415	0.1
600,000 (1)	CIFC Funding 2019-6A A1 Ltd., 3.238%, (US0003M + 1.330%), 01/16/2033	599,994	0.3
250,000 (1)	CIFC Funding 2019-6A A2 Ltd., 3.658%, (US0003M + 1.750%), 01/16/2033	249,997	0.1
150,000	CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	150,277	0.1
250,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 3.146%, (US0003M + 1.180%), 10/20/2030	249,794	0.1
300,000 (1)	Dryden 68 CLO Ltd. 2019-68A A, 3.311%, (US0003M + 1.310%), 07/15/2032	300,149	0.1
250,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 3.351%, (US0003M + 1.350%), 04/15/2028	247,928	0.1
360,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.110%, (US0003M + 1.200%), 08/15/2030	360,004	0.2
250,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.216%, (US0003M + 1.250%), 01/20/2030	250,001	0.1
250,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.156%, (US0003M + 1.220%), 07/24/2030	249,609	0.1
500,000 (1)	Kayne CLO 6 Ltd. 2019-6A A1, 3.131%, (US0003M + 1.380%), 01/20/2033	499,987	0.2
330,000 (1)	LCM XXIII Ltd. 23A A1, 3.366%, (US0003M + 1.400%), 10/20/2029	330,001	0.2
310,000 (1)	LoanCore 2019-CRE2 A Issuer Ltd., 2.870%, (US0001M + 1.130%), 05/09/2036	310,000	0.2
600,000 (1)	Madison Park Funding XXXVII Ltd. 2019-37A A1, 3.603%, (US0003M + 1.300%), 07/15/2032	600,715	0.3
250,000 (1)	Magnetite XII Ltd. 2015-12A ARR, 3.101%, (US0003M + 1.100%), 10/15/2031	249,265	0.1
340,000 (1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 3.243%, (US0003M + 1.340%), 01/19/2033	339,993	0.2
700,000 (1)	Niagara Park Clo Ltd. 2019-B A4, 3.302%, (US0003M + 1.300%), 07/17/2032	699,233	0.3
250,000 (1)	OCP Clo 2019-17A C1 Ltd., 4.047%, (US0003M + 1.750%), 07/20/2032	249,825	0.1
250,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.286%, (US0003M + 1.320%), 03/17/2030	250,606	0.1
250,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.376%, (US0003M + 1.375%), 07/15/2029	245,906	0.1
250,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.316%, (US0003M + 1.350%), 07/19/2030	245,815	0.1
600,000 (1)	Octagon Loan Funding Ltd. 2014-1A ARR, 3.084%, (US0003M + 1.180%), 11/18/2031	596,116	0.3
500,000 (1)	OHA Credit Funding 3 Ltd. 2019-3A A1, 3.945%, (US0003M + 1.320%), 07/20/2032	500,596	0.2
500,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 3.191%, (US0003M + 1.340%), 11/15/2032	499,999	0.2
250,000 (1)	Palmer Square CLO 2013-2A AARR Ltd., 3.202%, (US0003M + 1.200%), 10/17/2031	248,561	0.1
250,000 (1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.236%, (US0003M + 1.270%), 07/20/2030	250,075	0.1
250,000 (1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.316%, (US0003M + 1.350%), 07/20/2030	249,998	0.1
235,283 (1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	237,079	0.1
254,082 (1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	255,710	0.1
590,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 3.308%, (US0003M + 1.400%), 01/15/2033	590,000	0.3
400,000 (1)	Symphony CLO XXI Ltd. 2019-21A A, 3.742%, (US0003M + 1.380%), 07/15/2032	399,564	0.2
250,000 (1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.196%, (US0003M + 1.230%), 07/20/2030	250,054	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
400,000 (1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 3.501%, (US0003M + 1.650%), 01/15/2033	$399,978	0.2
300,000 (1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	306,179	0.1
200,000	Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	203,409	0.1
100,000 (1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	100,119	0.1
		16,196,474	7.4

	Student Loan Asset-Backed Securities: 0.7%
189,146 (1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	189,722	0.1
429,397 (1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	439,296	0.2
300,000 (1)	Navient Private Education Loan Trust 2014-AA A3, 3.340%, (US0001M + 1.600%), 10/15/2031	306,197	0.2
500,000 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	499,478	0.2
		1,434,693	0.7

	Total Asset-Backed Securities (Cost $34,762,624)	34,859,081	16.0

SUPRANATIONAL BONDS: 0.0%
58,000	European Investment Bank, 1.750%, 05/15/2020	58,008	0.0

	Total Supranational Bonds (Cost $57,829)	58,008	0.0

	Total Long-Term Investments (Cost $216,808,497)	218,200,933	100.2

SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.1%
230,111 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $230,131, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $234,713, due 06/30/21-12/01/49) (Cost $230,111)	230,111	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
611,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.500% (Cost $611,000)	611,000	0.3

	Total Short-Term Investments (Cost $841,111)	841,111	0.4

	Total Investments in Securities (Cost $217,649,608)	$219,042,044	100.6
	Liabilities in Excess of Other Assets	(1,252,460)	(0.6)
	Net Assets	$217,789,584	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of December 31, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$113,839,841	$–	$113,839,841
Collateralized Mortgage Obligations	–	17,228,687	–	17,228,687
Asset-Backed Securities	–	34,859,081	–	34,859,081
Commercial Mortgage-Backed Securities	–	29,830,154	–	29,830,154
U.S. Government Agency Obligations	–	2,002,534	–	2,002,534
Supranational Bonds	–	58,008	–	58,008
Sovereign Bonds	–	2,164,936	–	2,164,936
U.S. Treasury Obligations	–	18,217,692	–	18,217,692
Short-Term Investments	611,000	230,111	–	841,111
Total Investments, at fair value	$611,000	$218,431,044	$–	$219,042,044
Other Financial Instruments+
Centrally Cleared Swaps	–	37,126	–	37,126
Futures	41,928	–	–	41,928
Total Assets	$652,928	$218,468,170	$–	$219,121,098
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(10,004)	$–	$(10,004)
Forward Premium Swaptions	–	(6,357)	–	(6,357)
Futures	(26,084)	–	–	(26,084)
Total Liabilities	$(26,084)	$(16,361)	$–	$(42,445)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	334	03/31/20	$71,977,000	$(26,084)
			$71,977,000	$(26,084)
Short Contracts:
U.S. Treasury 10-Year Note	(2)	03/20/20	(256,844)	2,170
U.S. Treasury 5-Year Note	(118)	03/31/20	(13,995,906)	39,758
			$(14,252,750)	$41,928

At December 31, 2019, the following centrally cleared credit default swaps were outstanding for Voya Short Term Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR	3,101,000	$(473,971)	$(10,004)
						$(473,971)	$(10,004)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 2	Sell	5.000	12/20/24	USD	1,242,450	119,691	37,126
						119,691	$37,126

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At December 31, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Short Term Bond Fund:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	809,000	$(41,502)	$(1,377)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	3,464,000	(171,641)	(310)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	1,441,000	(76,301)	(4,670)
								$(289,444)	$(6,357)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $217,228,432.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,665,077
Gross Unrealized Depreciation	(238,550)
Net Unrealized Appreciation	$1,426,527